Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	24 Months Ended	37 Months Ended	60 Months Ended	61 Months Ended	86 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	111 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000154646
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Active High Yield ETF $16,848
C000243208
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Focused Blue Chip ETF $14,818
C000254970
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal International Equity ETF $11,690
C000199630
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Investment Grade Corporate Active ETF $11,948
C000166474
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Quality ETF $32,735
C000235507
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Real Estate Active Opportunities ETF $10,973
C000172043
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Spectrum Preferred Securities Active ETF $13,715
C000219817
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Spectrum Tax-Advantaged Dividend Active ETF $12,495
C000193921
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal U.S. Mega-Cap ETF $28,368
C000173454
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal U.S. Small-Cap ETF $23,731
C000166475
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Principal Value ETF $25,096
Without Sales Load [Member] | C000154646
Average Annual Return [Line Items]
Average Annual Return, Percent		8.92%			7.53%							5.32%
Without Sales Load [Member] | C000243208
Average Annual Return [Line Items]
Average Annual Return, Percent		15.10%	22.10%
Without Sales Load [Member] | C000254970
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
Without Sales Load [Member] | C000199630
Average Annual Return [Line Items]
Average Annual Return, Percent		6.91%			(0.02%)		2.47%
Without Sales Load [Member] | C000166474
Average Annual Return [Line Items]
Average Annual Return, Percent		8.57%			14.21%						13.64%
Without Sales Load [Member] | C000235507
Average Annual Return [Line Items]
Average Annual Return, Percent		11.34%		3.02%
Without Sales Load [Member] | C000172043
Average Annual Return [Line Items]
Average Annual Return, Percent		8.77%			4.18%				4.02%
Without Sales Load [Member] | C000219817
Average Annual Return [Line Items]
Average Annual Return, Percent		8.42%			4.53%	4.44%
Without Sales Load [Member] | C000193921
Average Annual Return [Line Items]
Average Annual Return, Percent		16.77%			17.53%			14.46%
Without Sales Load [Member] | C000173454
Average Annual Return [Line Items]
Average Annual Return, Percent		11.41%			15.72%					10.34%
Without Sales Load [Member] | C000166475
Average Annual Return [Line Items]
Average Annual Return, Percent		9.95%			15.59%						10.39%
Principal ETF Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $11,829
Average Annual Return, Percent		6.08%			(0.73%)							1.70%
Principal ETF Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index $14,222
Average Annual Return, Percent		15.66%	19.58%
Principal ETF Index: MSCI ACWI Ex USA Index NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Ex USA Index NTR $11,327
Average Annual Return, Percent	13.27%
Principal ETF Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $11,336
Average Annual Return, Percent		6.08%			(0.73%)		1.76%
Principal ETF Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $35,562
Average Annual Return, Percent		15.16%			16.64%						14.66%
Principal ETF Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $16,307
Average Annual Return, Percent		15.30%		16.98%
Principal ETF Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index $10,616
Average Annual Return, Percent		8.91%			(1.16%)				0.75%
Principal ETF Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index $9,445
Average Annual Return, Percent		8.91%			(1.16%)	(1.13%)
Principal ETF Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $27,642
Average Annual Return, Percent		15.16%			16.64%			14.08%
Principal ETF Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $31,827
Average Annual Return, Percent		15.30%			15.96%					14.11%
Principal ETF Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $35,562
Average Annual Return, Percent		15.16%			16.64%						14.66%
Principal ETF Index: Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $16,927
Average Annual Return, Percent		10.28%			5.96%							5.42%
Principal ETF Index: Russell 1000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index $15,574
Average Annual Return, Percent		17.22%	25.22%
Principal ETF Index: Bloomberg U.S. Corporate Investment Grade Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Investment Grade Bond Index $12,120
Average Annual Return, Percent		6.91%			0.14%		2.71%
Principal ETF Index: FTSE NAREIT All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE NAREIT All Equity REITs Index $10,750
Average Annual Return, Percent		9.20%		2.35%
Principal ETF Index: ICE BofA U.S. Investment Grade Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Investment Grade Institutional Capital Securities Index $14,463
Average Annual Return, Percent		8.90%			4.72%				4.74%
Principal ETF Index: ICE BofA 7% Constrained DRD Eligible Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 7% Constrained DRD Eligible Preferred Securities Index $11,410
Average Annual Return, Percent		5.58%			2.67%	2.65%
Principal ETF Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index $19,684
Average Annual Return, Percent		7.68%			10.04%					8.03%